INTANGIBLE ASSETS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Estimated useful life of patents	20 years
Amortization expense	$ 14,861	$ 12,151
Expense for abandoned patents		$ 13,675